BUSINESS SEGMENTS (Tables)	12 Months Ended
Jun. 29, 2018
Segment Reporting [Abstract]
Schedule of Revenue, Operating Income and Other Selected Financial Information by Business Segment
Other selected financial information by business segment and geographical area is summarized below:

	2018	2017

	(In millions)
Capital Expenditures
Communication Systems	$26	$14
Electronic Systems	57	40
Space and Intelligence Systems	33	34
Corporate	20	27
Discontinued operations	—	4
	$136	$119
Depreciation and Amortization
Communication Systems	$57	$64
Electronic Systems	44	29
Space and Intelligence Systems	36	37
Corporate	122	142
Discontinued operations	—	39
	$259	$311
Geographical Information for Continuing Operations
U.S. operations:
Revenue	$5,854	$5,637
Long-lived assets	$892	$896
International operations:
Revenue	$314	$260
Long-lived assets	$8	$8
Segment revenue, segment operating income and a reconciliation of segment operating income to total income from continuing operations before income taxes are as follows:

	2018	2017

	(In millions)
Revenue
Communication Systems	$1,904	$1,754
Electronic Systems	2,365	2,245
Space and Intelligence Systems	1,913	1,904
Corporate eliminations	(14)	(6)
	$6,168	$5,897
Income from Continuing Operations before Income Taxes
Segment Operating Income:(1)
Communication Systems	$566	$514
Electronic Systems	432	457
Space and Intelligence Systems	331	314
Unallocated corporate expense and corporate eliminations(2)	(225)	(228)
Pension adjustment	(184)	(164)
Non-operating income(3)	156	166
Net interest expense	(168)	(170)
Total	$908	$889
_______________

(1)
In fiscal 2017, segment operating income included stranded costs and Financial Accounting Standards (“FAS”) pension income previously reported as part of our former Critical Networks segment but now re-allocated to our remaining three segments.

(2)
Unallocated corporate expense and corporate eliminations includes: (i) $101 million and $109 million in fiscal 2018 and 2017, respectively, for amortization of identifiable intangible assets acquired as a result of our acquisition of Exelis (because the acquisition of Exelis benefited the entire Company as opposed to any individual segment, the amortization of identifiable intangible assets acquired in the Exelis acquisition was recorded as unallocated corporate expense), (ii) $5 million and $58 million of Exelis acquisition-related and other charges in fiscal 2018 and 2017, respectively, (iii) $47 million of charges related to our decision to transition and exit a commercial air-to-ground LTE radio communications line of business and other items in fiscal 2018, and (iv) a $12 million non-cash adjustment for deferred compensation in fiscal 2018.

(3)
Non-operating income in fiscal 2018 includes $27 million of losses and other costs related to debt refinancing. Additional information regarding non-operating income is set forth in Note 20: Non-Operating Income.

Schedule of Disaggregation of Revenue by Business Segment
Disaggregation of Revenue
Communication Systems: Communication Systems operates principally on a “commercial” market-driven business model through which the business segment provides ready-to-ship commercial off-the-shelf products to customers in the U.S. and internationally. Communication Systems revenue is primarily derived from fixed-price contracts and is generally recognized at the point in time when the product is received and accepted by the customer. We disaggregate Communication Systems revenue by geographical region, as we believe this category best depicts how the nature, amount, timing and uncertainty of
Communication Systems revenue and cash flows are affected by economic factors:

	2018	2017

	(In millions)
Revenue By Geographical Region
United States	$983	$811
International	921	943
	$1,904	$1,754

Electronic Systems: Electronic Systems revenue is primarily derived from U.S. Government development and production contracts and is generally recognized over time using the POC cost-to-cost method. We disaggregate Electronic Systems revenue by customer relationship, contract type and geographical region. We believe these categories best depict how the nature, amount, timing and uncertainty of Electronic Systems revenue and cash flows are affected by economic factors:

	2018	2017

	(In millions)
Revenue By Customer Relationship
Prime contractor	$1,670	$1,653
Subcontractor	695	592
	$2,365	$2,245
Revenue By Contract Type
Fixed-price(1)	$1,900	$1,833
Cost-reimbursable	465	412
	$2,365	$2,245
Revenue By Geographical Region
United States	$1,890	$1,769
International	475	476
	$2,365	$2,245
_______________

(1)	Includes revenue derived from time-and-materials contracts.
Space and Intelligence Systems: Space and Intelligence Systems revenue is primarily derived from U.S. Government development and production contracts and is generally recognized over time using the POC cost-to-cost method. We disaggregate Space and Intelligence Systems revenue by customer relationship, contract type and geographical region. We believe these categories best depict how the nature, amount, timing and uncertainty of Space and Intelligence Systems revenue and cash flows are affected by economic factors:

	2018	2017

	(In millions)
Revenue By Customer Relationship
Prime contractor	$1,384	$1,369
Subcontractor	529	535
	$1,913	$1,904
Revenue By Contract Type
Fixed-price(1)	$544	$448
Cost-reimbursable	1,369	1,456
	$1,913	$1,904
Revenue By Geographical Region
United States	$1,861	$1,821
International	52	83
	$1,913	$1,904
_______________

(1)	Includes revenue derived from time-and-materials contracts.

Schedule of Assets by Business Segment
Total assets by business segment is as follows:

	2018	2017

	(In millions)
Total Assets
Communication Systems	$1,567	$1,543
Electronic Systems	4,174	4,090
Space and Intelligence Systems	2,193	2,117
Corporate(1)	1,917	2,362
	$9,851	$10,112
_______________

(1)
Identifiable intangible assets acquired in connection with our acquisition of Exelis in the fourth quarter of fiscal 2015 were recorded as Corporate assets because they benefited the entire Company as opposed to any individual segment. Exelis identifiable intangible asset balances of continuing operations recorded as Corporate assets were approximately $1.0 billion and $1.1 billion as of June 29, 2018 and June 30, 2017, respectively. Corporate assets also consisted of cash, income taxes receivable, deferred income taxes, deferred compensation plan investments, buildings and equipment and identifiable intangibles, and also included any assets and liabilities from discontinued operations. See Note 3: Discontinued Operations for additional information regarding discontinued operations.